REVENUE - Disclosure of detailed information about revenue (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	May 31, 2020
Revenue [Line Items]
Royalty revenue	$ 1,217,807	$ 2,639,200	$ 69,217
Stream revenue - Endeavor	0	0	2,699,607
Other fixed royalty payments	91,845	330,557	0
Total revenue	1,309,652	2,969,757	2,768,824
Wharf [Member]
Revenue [Line Items]
Royalty revenue	894,872	1,449,735	0
COSE [Member]
Revenue [Line Items]
Royalty revenue	237,228	748,680	47,321
Joaquin [Member]
Revenue [Line Items]
Royalty revenue	$ 85,707	$ 440,785	$ 21,896